Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer	$ 290,416
Employee	337,060
Rollovers	74,082
Total contributions	701,558
Investment income:
Net appreciation of investments	1,338,630
Interest and dividends	111,661
Other income	1,993
Total investment income	1,452,284
Interest on notes receivable from participants	5,993
Total additions to net assets	2,159,835
Deductions:
Withdrawal payments	(749,319)
Administrative expenses	(14,383)
Total deductions	(763,702)
Net increase in net assets available for benefits	1,396,133
Net assets available for benefits at beginning of year	8,958,491
Net assets available for benefits at end of year	$ 10,354,624